Impairment losses of financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment losses of financial assets
Loss on impairment adjustment of loans and advances to customers	R$ 2,607,658	R$ 2,059,595	R$ 1,718,520
Recovery of written-off credits	(209,644)	(282,160)	(167,471)
Others impairment losses on financial assets	18,339	22,017	(9,465)
Impairment loss (reversal of impairment loss) recognised in profit or loss	R$ 2,416,353	R$ 1,799,452	R$ 1,541,584